INVENTORIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Inventory Disclosure [Abstract]
Finished goods	$ 967,800	$ 741,588
Raw materials	460,357	920,841
Total inventory	1,428,157	1,662,429
Consignment inventory		$ 3,100
Inventory written off for obsolescence	$ 67,439